SHARE-BASED COMPENSATION - Restricted shares (Details) - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
SHARE-BASED COMPENSATION
Granted - Shares	0	0
Restricted Stock [Member]
SHARE-BASED COMPENSATION
Non-vested, Beginning Balance - Shares	2,167,331	130,400
Granted - Shares	5,000,000	7,292,331
Vested - Shares	(4,072,444)	(5,255,400)
Non-vested, Ending Balance - Shares	3,094,887	2,167,331